STATEMENTS OF NET ASSETS AVAILABLE FOR BENEFITS - EBP 001 - USD ($)	Feb. 28, 2026	Feb. 28, 2025
Investments, at fair value:
Investments at fair value	$ 9,501,766	$ 10,610,148
Receivables:
Employer contributions	36,664	55,042
Notes receivable from participants	17,104	35,868
Total assets	9,555,534	10,701,058
Liabilities
Excess contributions	0	7,263
Net assets available for benefits	9,555,534	10,693,795
Common/Collective Trusts
Investments, at fair value:
Investments at fair value	1,079,677	1,702,244
Mutual Funds
Investments, at fair value:
Investments at fair value	8,259,177	8,804,748
Common Stock
Investments, at fair value:
Investments at fair value	$ 162,912	$ 103,156